Note 25 - Transactions Involving Related Parties and Affiliates	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

25. TRANSACTIONS INVOLVING RELATED PARTIES AND AFFILIATES

Terra Stabile S.A./Terra Norma S.A.

The Company leases office space as well as warehouse space in Piraeus, Greece from Terra Stabile, which is controlled by Michail Zolotas, the Company’s Chairman, Chief Executive Officer and member of the Company’s Board of Directors. In November 2009 and February 2010, the Company and Terra Stabile entered into a 12-year lease agreement in relation to the office space, which were amended during February 2013 regarding the monthly rent for the years of 2013 and 2014 and on April 28, 2010, the Company and Terra Stabile entered into a 12-year lease agreement for the warehouse space (see Note 23). In January 2013 and January 2014, the Company entered into annual lease agreements with Terra Norma and Terra Stabile, which are also controlled by Michail Zolotas in relation to office parking. Total rent for the years ended December 31, 2014, 2013 and 2012 was approximately $293, $308 and $346, respectively. During the year ended December 31, 2014, the Company issued, according to their respective settlement and subscription agreements, an aggregate of 4,620,108 shares which vested upon issuance, to settle true up clause obligations of 2013 liabilities with Terra Stabile and Terra Norma. During the year ended December 31, 2013, the Company issued, according to their respective settlement and subscription agreements, an aggregate of 9 shares which vested upon issuance, to settle outstanding liabilities of $416 with Terra Stabile and Terra Norma. During the year ended December 31, 2012, the Company issued, according to their respective settlement and subscription agreements, an aggregate of 1 share which was vested upon issuance, to settle outstanding liabilities of $553 with Terra Stabile and Terra Norma.

Aurora Properties Inc.

During the year ended December 31, 2014, the Company issued 3,085,819 common shares to settle true up clauses liabilities of 2013 and 2012. During the year ended December 31, 2013, the Company issued 8 common shares to settle $548 for various administrative services provided by Aurora Properties Inc., which is directed by Michail Zolotas, the Company’s Chairman, Chief Executive Officer and member of the Company’s Board of Directors. The settlement agreements with Aurora Properties Inc. contain true up clauses which are discussed in Note 22.

Affiliates

On April 11, 2012 the Company established New Lead JMEG LLC, through one of our wholly-owned subsidiaries, NewLead Holdings (US) Corp with J Mining & Energy Group, Inc. as a joint venture to engage in the business of the purchasing and trading of certain commodities, principally coal. The Company has joint control with J Mining & Energy Group, Inc. of New Lead JMEG LLC and is entitled to and is liable for the total net assets of the joint venture. In any and all contracts relating to coal mining and sales of coal in the United States, under the joint venture operations, Jan M. Berkowitz, the President and Chief Executive Officer of J Mining & Energy Group, Inc., was nominated, constituted and appointed with full power to execute and legally bind to act on behalf of us in the negotiation of deals related to coal-bearing properties in the United States. For more details for these transactions refer to Note 6.